Basic and Diluted Net Loss per Share -Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to Agora, Inc.'s ordinary shareholders - basic	$ (87,219)	$ (120,380)	$ (72,355)
Net loss attributable to Agora, Inc.'s ordinary shareholders - diluted	$ (87,219)	$ (120,380)	$ (72,355)
Denominator:
weighted-average ordinary shares outstanding- basic	398,384,385	446,426,914	440,864,190
weighted-average ordinary shares outstanding- diluted	398,384,385	446,426,914	440,864,190
Basic loss per share	$ (0.22)	$ (0.27)	$ (0.16)
Diluted loss per share	$ (0.22)	$ (0.27)	$ (0.16)